Accounts receivable and other receivables (Tables)	12 Months Ended
Mar. 28, 2026
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivable, net of allowance for credit losses, at March 28, 2026 and March 29, 2025 consist of the following:

	As of
	March 28, 2026	March 29, 2025
	(In thousands)
Customer trade receivables	$2,536	$3,886
Other receivables	1,820	2,722

	$4,356	$6,608

Schedule of Continuity of Allowance for Doubtful Accounts
Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 25, 2023	$1,254
Provision for credit losses	555
Net write offs	(433)

Balance March 30, 2024	$1,376
Provision for credit losses	122
Net write offs	(501)

Balance March 29, 2025	$997
Provision for credit losses	617
Net write offs	(682)

Balance March 28, 2026	$932

Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables
The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables excluding the allowance for doubtful accounts as at March 28, 2026:

	Current	1 – 30 days past due	31 – 60 days past due	61 – 90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$3,491	$44	$30	$73	$1,191	$4,829
Other receivables	983	25	9	15	788	1,820

	$4,474	$69	$39	$88	$1,979	$6,649

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables excluding the allowance for doubtful accounts as at March 29, 2025:

	Current	1 – 30 days past due	31 – 60 days past due	61 – 90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$4,678	$107	$64	$43	$1,076	$5,968
Other receivables	1,401	218	38	31	1,034	2,722

	$6,079	$325	$102	$74	$2,110	$8,690